CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
12.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, Melco Resorts Leisure entered into a lease agreement with Belle Corporation (“Belle”, one of the Philippine Parties as defined in Note 20(a)), as amended from time to time (the “MRP Lease Agreement”), for lease of the land and certain of the building structures for City of Dreams Manila and is expected to expire on July 11, 2033.

In addition to the MRP Lease Agreement, the Group has entered into other lease agreements with third parties for the lease of certain property and equipment.

The Group made assessments at inception of the leases and capitalized the portion related to property and equipment under capital leases at the lower of the fair value or the present value of the future minimum lease payments.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2017 are as follows:

Year ending December 31,
2018	$35,882
2019	39,318
2020	43,296
2021	47,726
2022	48,843
Over 2022	542,866

Total minimum lease payments	757,931
Less: amounts representing interest	(458,648)

Present value of minimum lease payments	299,283
Current portion	(33,387)

Non-current portion	$265,896